Related Party Balances and Transactions - Sales of goods (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Sales of goods	¥ 298,489
Wuhan Weineng Battery Assets Co. Ltd
Related Party Transaction [Line Items]
Sales of goods	290,135
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods	4,402
Beijing Bitauto Interactive Technology Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods	1,974
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods	1,453
Beijing Yiche Information Science and Technology Co., Ltd
Related Party Transaction [Line Items]
Sales of goods	¥ 525